Schedule I - Condensed Financial Statements	12 Months Ended
Sep. 30, 2013
Schedule I - Condensed Financial Statements
Schedule I - Condensed Financial Statements

Alphabet Holding Company, Inc. and Subsidiary
Schedule I—Condensed Parent Company Statements of Income
(In thousands)

	Fiscal Year Ended September 30,
	2013	2012	2011
Net sales	$—	$—	$—

Costs and expenses:
Selling, general and administrative	343	—	—

	343	—	—

Loss from operations	(343)	—	—

Other income (expense):
Interest	(44,180)	—	—

	(44,180)	—	—

Loss from operations before income taxes	(44,523)	—	—
Benefit for income taxes	(14,491)	—	—
Equity in income of subsidiaries	129,480	146,471	29,919

Net income	99,448	146,471	29,919

Other comprehensive income, net of tax:
Foreign currency translation adjustment, net of taxes	(680)	23,107	(20,196)
Change in fair value of interest rate and cross currency swaps, net of taxes	5,692	(3,936)	(17,569)

Comprehensive income (loss)	$104,460	$165,642	$(7,846)

See accompanying notes to Condensed Financial Statements.

Alphabet Holding Company, Inc. and Subsidiary
Schedule I—Condensed Parent Company Balance Sheets
(In thousands)

	As of September 30,
	2013	2012
Assets
Current assets:
Cash and cash equivalents	$29	$—
Deferred income taxes	3,786	—
Other current assets	2,205	—

Total current assets	6,020	—
Other assets	17,754	—
Investments in subsidiaries	1,624,838	1,705,232

Total assets	$1,648,612	$1,705,232

Liabilities and Stockholders' Equity
Current liabilities:
Payable due to NBTY	$205	$—
Accrued expenses and other current liabilities	17,783	—

Total current liabilities	17,988	—
Long-term debt	540,701	—
Total liabilities	558,689	—

Commitments and contingencies
Stockholders' equity:
Total stockholders' equity	1,089,923	1,705,232

Total liabilities and stockholders' equity	$1,648,612	$1,705,232

See accompanying notes to Condensed Financial Statements.

Alphabet Holding Company, Inc. and Subsidiary
Schedule I—Condensed Parent Company Statement of Cash Flows
(In thousands)

	Fiscal Years Ended September 30,
	2013	2012	2011
Cash flows from operating activities:
Net Income	$99,448	$146,471	$29,919
Adjustments to reconcile net income to net cash and cash equivalents used in operating activities:
Equity in earnings of subsidiaries	(129,480)	(146,471)	(29,919)
Dividends received	216,926	—	—
Amortization of financing fees	3,436	—	—
Deferred income taxes	(3,786)	—	—
Changes in operating assets and liabilities:
Other assets	(10,261)	—	—
Accrued expenses and other liabilities	17,783	—	—

Net cash used in operating activities	194,066	—	—

Cash flows from investing activities:
Net cash used in investing activities	—	—	—

Cash flows from financing activities:
Payments of financing fees	(11,225)	—	—
Proceeds from Holdco notes, net of discount	539,000	—	—
Exercise of stock options	30	—	—
Dividends paid	(721,682)	—	—
Share repurchase	(160)	—	—

Net cash provided by financing activities	(194,037)	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	—

Net increase in cash and cash equivalents	29	—	—
Cash and cash equivalents at beginning of year	—	—	—

Cash and cash equivalents at end of year	$29	$—	$—

See accompanying notes to Condensed Financial Statements.

SCHEDULE II
Alphabet Holding Company, Inc. and Subsidiary
Valuation and Qualifying Accounts

Column A	Column B	Column C		Column D		Column E
		Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions		Balance at end of period
Fiscal year ended September 30, 2013:
Inventory reserves	$19,712	$2,041	$—	$—		$21,753
Allowance for doubtful accounts	$5,244	$(2,588)	$—	$(184	)(a)	$2,472
Promotional program incentive allowance	$71,845	$329,683	$—	$(318,701)		$82,827
Allowance for sales returns	$10,360	$31,087	$—	$(27,898	)(b)	$13,549
Valuation allowance for deferred tax assets	$14,867	$829	$—	$(1,580)		$14,116
Fiscal year ended September 30, 2012:
Inventory reserves	$22,364	$(2,652)	$—	$—		$19,712
Allowance for doubtful accounts	$5,376	$297	$—	$(429	)(a)	$5,244
Promotional program incentive allowance	$74,593	$307,371	$—	$(310,119)		$71,845
Allowance for sales returns	$10,793	$28,333	$—	$(28,766	)(b)	$10,360
Valuation allowance for deferred tax assets	$15,404	$1,240	$—	$(1,777)		$14,867
Fiscal year ended September 30, 2011:
Inventory reserves	$—	$22,364	$—	$—		$22,364
Allowance for doubtful accounts	$—	$5,376	$—	$—		$5,376
Promotional program incentive allowance	$56,968	$292,298	$—	$(274,673)		$74,593
Allowance for sales returns	$9,457	$27,562	$—	$(26,226	)(b)	$10,793
Valuation allowance for deferred tax assets	$14,618	$1,105	$—	$(319)		$15,404
(a)
Uncollectible accounts written off.

(b)
Represents actual product returns.

Alphabet Holding Company, Inc. and Subsidiary
Condensed Notes to Schedule 1
(In thousands)

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NOTE A—BASIS OF PRESENTATION

        Alphabet Holding Company, Inc. (the "Parent Company") is a holding company that conducts substantially all of its business operations through its wholly owned subsidiary, NBTY, Inc. As specified in certain of NBTY's debt agreements, there are restrictions on the Parent Company's ability to obtain funds through dividends, loans or advances (refer to Note 12 to our Consolidated Financial Statements entitled "Long-Term Debt"). Accordingly, these condensed financial statements have been presented on a "parent-only" basis. Under a parent-only presentation, the Parent Company's investment in its consolidated subsidiary is presented under the equity method of accounting. These parent-only financial statements should be read in conjunction with Alphabet Holding Company, Inc.'s audited Consolidated Financial Statements included elsewhere herein.

        On October 1, 2010, an affiliate of The Carlyle Group ("Carlyle") and the Parent Company completed its acquisition of NBTY for $55.00 per share of NBTY's common stock, or $3,570,191, plus the repayment of NBTY's historical debt of $427,367 (which includes accrued interest and a redemption premium on the notes) and net of cash acquired of $361,609 (which includes restricted cash collateral of $15,126) for a total net purchase price of $3,635,949. The purchase price was funded through the net proceeds from NBTY's $1,750,000 senior credit facilities, the issuance of $650,000 senior notes and a cash equity contribution of $1,550,400 from the Parent Company.

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NOTE B—COMMITMENTS AND CONTINGENCIES

        The Parent Company is a guarantor on certain debt obligations entered into by its subsidiary. For a discussion of the lease obligations of the Parent Company and its subsidiary, see Note 12 to our Consolidated Financial Statements entitled "Long-Term Debt."

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NOTE C—LONG TERM DEBT

        On October 17, 2012 the Parent Company issued $550,000 senior unsecured notes (the"Holdco Notes") that mature on November 1, 2017. Interest on the Holdco Notes will accrue at the rate of 7.75% per annum with respect to cash interest and 8.50% per annum with respect to any paid-in-kind interest ("PIK Interest"). Interest on the Holdco Notes will be payable semi-annually in arrears on May 1 and November 1 of each year, commencing on May 1, 2013. NBTY has not guaranteed the indebtedness of the Parent Company, nor pledged any of its assets as collateral.

        The proceeds from the offering of the Holdco Notes, along with $193,956 of dividends from NBTY, were used to pay transactions fees and expenses and a $721,682 dividend to our shareholders. Dividends of $22,970 from NBTY to Holdings were used to pay interest on the Holdco Notes.